COMMITMENTS AND CONTINGENCIES (Details 1) - Lease [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Undiscounted minimum lease commitments	$ 131,660	$ 168,114
Present value adjustment using incremental borrowing rate	(30,926)	(17,637)
Lease liabilities	$ 100,734	$ 150,477